Virtus Duff & Phelps Real Asset Fund, Virtus KAR Developing Markets Fund and
Virtus Vontobel Greater European Opportunities Fund (each a “Fund” and together the “Funds”), each a series of Virtus Opportunities Trust

Supplement dated December 15, 2022 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,
each dated January 28, 2022, as supplemented

Important Notice to Investors

Effective January 1, 2023, the Funds’ investment adviser, Virtus Investment Advisers, Inc. will implement a new expense limitation arrangement to further limit the Funds’ expenses. These changes are described in more detail below.

Virtus Duff & Phelps Real Asset Fund

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.00%	0.00%	0.00%	0.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.58%	0.65%	0.57%	0.46%
Acquired Fund Fees and Expenses	0.77%	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses(b)	1.60%	2.42%	1.34%	1.23%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.33)%	(0.40)%	(0.32)%	(0.26)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	1.27%	2.02%	1.02%	0.97%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.50% for Class A Shares, 1.25% for Class C Shares, 0.25% for Class I Shares and 0.20% for Class R6 Shares through January 31, 2024. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$672	$997	$1,344	$2,319
Class C	Sold	$305	$716	$1,254	$2,726
	Held	$205	$716	$1,254	$2,726
Class I	Sold or Held	$104	$393	$703	$1,585
Class R6	Sold or Held	$99	$365	$651	$1,466

Virtus KAR Developing Markets Fund

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(b)	3.29%	3.29%	3.29%	3.27%
Total Annual Fund Operating Expenses	4.54%	5.29%	4.29%	4.27%
Less: Fee Waiver and/or Expense Reimbursement(c)	(3.04)%	(3.04)%	(3.04)%	(3.07)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.50%	2.25%	1.25%	1.20%

(b)	Estimated for current fiscal year, as annualized.

(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.50% for Class A Shares, 2.25% for Class C Shares, 1.25% for Class I Shares and 1.20% for Class R6 Shares through January 31, 2024. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$694	$1,586	$2,487	$4,774
Class C	Sold	$328	$1,312	$2,390	$5,057
	Held	$228	$1,312	$2,390	$5,057
Class I	Sold or Held	$127	$1,024	$1,933	$4,263
Class R6	Sold or Held	$122	$1,015	$1,921	$4,245

Virtus Vontobel Greater European Opportunities Fund

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnote will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.24%	1.21%	1.20%
Total Annual Fund Operating Expenses	2.34%	3.06%	2.05%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.99)%	(0.96)%	(0.95)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.35%	2.10%	1.10%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares and 1.10% for Class I Shares through January 31, 2024. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$680	$1,151	$1,647	$3,007
Class C	Sold	$313	$855	$1,522	$3,307
	Held	$213	$855	$1,522	$3,307
Class I	Sold or Held	$112	$551	$1,016	$2,303

All Funds

In the table in the section “More Information About Fund Expenses” on page 94 of the statutory prospectus, the row corresponding to the Funds will be replaced with the following and a new footnote will be added after the table:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares
Virtus Duff & Phelps Real Asset Fund**	0.50%	1.25%	N/A	0.25%	0.20%
Virtus KAR Developing Markets Fund**	1.50%	2.25%	N/A	1.25%	1.20%
Virtus Vontobel Greater European Opportunities Fund**	1.35%	2.10%	N/A	1.10%	N/A

(**) Contractual through January 31, 2024.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/RealAsset-DevMktsGreaterEuroNewExpCaps (12/22)

Virtus Duff & Phelps Real Asset Fund, Virtus KAR Developing Markets Fund and
Virtus Vontobel Greater European Opportunities Fund (each a “Fund,” and together the “Funds”), each a series of Virtus Opportunities Trust

Supplement dated December 15, 2022 to the Statement of
Additional Information (“SAI”) dated January 28, 2022, as supplemented

Important Notice to Investors

Effective January 1, 2023, the Funds’ investment adviser, Virtus Investment Advisers, Inc., will implement a new expense limitation arrangement to further limit the Funds’ expenses. These changes are described in more detail below.

In the second table on page 96 of the Funds’ SAI, the rows corresponding to the Funds will be replaced with the following and the new footnote will be added after the table:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares
Developing Markets Fund*	1.50%	2.25%	N/A	1.25%	1.20%
Greater European Opportunities Fund*	1.35%	2.10%	N/A	1.10%	N/A
Real Asset Fund*	0.50%	1.25%	N/A	0.25%	0.20%

* Contractual through January 31, 2024.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/RealAsset-DevMktsGreaterEuroNewExpCaps (12/22)